RELATED PARTY TRANSACTIONS - Promissory Note (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayment of promissory note	$ 0	$ 30,000	$ 0
Interest income		4
Affiliated Entity
Related Party Transaction [Line Items]
Promissory note, maximum borrowing amount		50,000
Repayment of promissory note		$ 30,000
Promissory note, payment period		120 days